Share-Based Payment (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at beginning of year	6,200,000	7,355,833	6,750,000
Granted			1,000,000
Exercised
Expired		(1,155,833)	(40,000)
Forfeited			(354,167)
Outstanding at end of year	6,200,000	6,200,000	7,355,833
Exercisable at end of year	5,949,998	5,529,166	5,514,166
Weighted average exercise price (USD)
Outstanding at beginning of year	$ 0.15	$ 0.16	$ 0.17
Granted			0.03
Exercised
Expired		0.16	0.21
Forfeited			0.14
Outstanding at end of year	0.15	0.15	0.16
Exercisable at end of year	$ 0.16	$ 0.16	$ 0.19